UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

         PPM America Funds
         225 West Wacker Drive, Suite 1200
         Chicago, IL 60606

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes): []

         PPM America High Yield Bond Fund
         PPM America Value Equity Fund
         PPM America Small Cap Value Equity Fund

3.       Investment Company Act File Number:

         811-09001

         Securities Act File Number:

         333-63295

4(a). Last day of fiscal year for which this Form is filed:

         December 31, 1999

4(b).    []       Checkbox if this Form is being filed late (i.e.,  more than 90 calendar  days after the end of the  issuer's  fiscal  year.).
                  (See Instruction A.2)

4(c).    []       Check box if this is the last time the  issuer  will be filing this Form.

5. Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the fiscal year
                  pursuant to section 24(f):                        $ 62,393,205

         (ii)     Aggregate price of securities  redeemed or repurchased  during
                  the fiscal year:                                  $          0

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                  payable to the Commission:                        $          0

         (iv)     Total  available  redemption  credits  [add  Items  5(ii)  and
                  5(iii)]:                                        - $          0

         (v)      Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]:                       $ 62,393,205

         (vi)     Redemption  credits  available  for use in future  years -- if
                  Item 5(i) is less than Items 5(iv)  [subtract  Item 5(iv) from
                  Item 5(i)]:                                       $      ( 0 )

         (vii)    Multiplier for determining  registration  fee (See Instruction
                  C.9):                                               x 0.000264

         (viii)   Registration  fee due  [multiply  Item  5(v)  by item  5(vii)]
                  (enter "0" if no fee is due):                   = $  16,471.81

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
                        -------------
         If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
         in future fiscal years, then state that number here:           .
                                                              ----------

7.       Interest due -- if this Form is being filed more than 90 days after the
         end of the issuer's fiscal year (see Instruction D):     + $          0

8.       Total of the amount of the  registration  fee due plus any interest due
         [line 5(viii) plus line 7]:                              = $  16,471.81

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 29, 2000

                  Method of Delivery:
                                            [X] Wire Transfer
                                            [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Mark Mandich
                                    --------------------------------------------
                                    Mark Mandich, Chief Financial Officer

Date: March 29, 2000

*Please print the name and title of the signing officer below the signature.